Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Apr. 30, 2024	Apr. 30, 2023
CASH FLOW FROM OPERTING ACTIVITIES
Net (loss)	$ (4,220,745)	$ (846,765)	$ (15,636,418)	$ (71,153,685)
Adjustments to reconcile net (loss) to net cash used in operating activities
Depreciation, amortization and impairment expense		115,072	115,072	11,555,332
Change in fair value of derivative liability	(154)	(2,144,554)	(7,635,612)	(10,950,017)
Shares and warrants issued for services	2,501,816		295,958	37,086
Share-based compensation				746,511
Loss on disposal				41,413,892
Derivative expense			14,119,784	8,995,962
Non-cash transaction costs				454,823
Amortization of debt discounts		777,192	1,067,806	4,095,030
Settlement expense		558,294	1,928,948
Loss on settlement of accounts payable		289,980	289,980
Changes in assets and liabilities, net of acquired amounts
Accounts receivable	17,243	(265,992)	127,448	(1,368,643)
Inventories	(51,651)	852,848	1,580,570	4,413,056
Prepaid inventory	(73,288)	(197,429)	125,961	(138,308)
Prepaid expenses and other current assets	28,140	(1,316)	100,047	430,193
Accounts payable and accrued expenses	703,311	255,199	(1,114,312)	(598,814)
Other current liabilities	346,397	326,550	1,461,386	1,072,836
Accrued interest	676,285	16,135	171,949	158,187
Accrued interest				9,201
Total adjustments	4,148,099	1,113,963	12,634,985	60,326,327
Net cash used in operating activities of continuing operations			(3,001,433)	(10,827,358)
Net cash provided by operating activities of discontinued operations				4,461,969
Net cash used in operating activities	(72,646)	267,198	(3,001,433)	(6,365,389)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment, at cost			(16,500,000)
Net cash used in investing activities of continuing operations			(16,500,000)
Net cash provided by operating activities of discontinued operations
Net cash used in investing activities			(16,500,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants for cash	1,618,176		17,961,828	8,744,882
Proceeds from notes payable	(3,218)		3,728,000	2,000,000
Payments of notes payable - related parties		(298,834)	(785,509)	(546,158)
Payments of notes payable		(302,168)	(1,425,326)	(4,377,537)
Net cash provided by financing activities	1,614,958	(601,002)	19,478,993	5,821,187
Effect of exchange rate fluctuations on cash and cash equivalents	(60,734)	(17,997)	50,050	81,295
NET INCREASE IN CASH	1,481,578	(351,800)	27,610	(462,907)
CASH - BEGINNING OF PERIOD	229,705	202,095	202,095	665,002
CASH - END OF PERIOD	1,711,283	(149,705)	229,705	202,095
CASH PAID DURING THE PERIOD FOR:
Interest expense	113,915		706,942	482,687
Income taxes
SUPPLEMENTAL INFORMATION - NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of convertible notes payable and accrued interest to common stock				14,046,300
Shares issued for settlement of accounts payable		$ 270,000	418,455	915,545
Warrants granted for deferred compensation			2,187,500
Derivative liability recorded for shares and warrants issued in private placement				4,999,882
Note receivable issued in sale of PlaySight				$ 2,000,000